Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair value measurements [Abstract]
Schedule of Financial Instruments, Measured at Fair Value

 The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy:

		As of December 31,
Financial instruments	Fair value hierarchy	2011	2012	2013
		US$	US$	US$
Cash and cash equivalents	Quoted Prices in Active Market for Identical Assets (Level 1)	42,311	10,669	60,494
Term deposits	Quoted Prices in Active Market for Identical Assets (Level 1)	-	-	152,190
Short-term investment	Significant other observable inputs (Level 2)	3,174	24,978	98,411
Total:		45,485	35,647	311,095